Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax liabilities:
Property, plant and equipment	$ 7,331	$ 6,645	$ 6,100
Goodwill and related assets	9,443	8,055	6,301
Other intangible assets	3,525	223	1,312
Accruals	1,185	149	12
Other	97	835	750
Total deferred tax liabilities recognized	21,581	15,907	14,475
Deferred tax assets:
Net operating loss carry forwards	21,981	16,580	12,826
Property, plant and equipment	1,324	882	1,090
Accrued expenses and payments on account	11,652	6,607	9,313
Stock options	4,818	3,522	3,547
Deferred compensation expense	1,197	1,349	947
Other	214	90	239
Total deferred tax assets	41,186	29,030	27,962
Valuation allowance for deferred tax assets	(16,445)	(12,290)	(10,411)
Deferred tax assets recognized	24,741	16,740	17,551
Net deferred tax asset	$ 3,160	$ 833	$ 3,076